[VERSION B]

                        PHOENIX LIFE AND ANNUITY COMPANY
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT



                                 CORPORATE EDGE

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE ALGER AMERICAN FUND                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                         ---------------------------------------
   MANAGED BY FRED ALGER MANAGEMENT, INC.                          MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   [diamond] Alger American Leveraged AllCap Portfolio             [diamond] VIP Contrafund(R) Portfolio
                                                                   [diamond] VIP Growth Opportunities Portfolio
                                                                   [diamond] VIP Growth Portfolio


These funds are not yet available to California residents and are pending California state approval.

================================================================================
THE FOLLOWING IS ADDED TO THE "FUND ANNUAL EXPENSES" CHART IN PART I OF THE
PROSPECTUS:

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER EXPENSES  TOTAL EXPENSES TOTAL EXPENSES
                                                    MANAGEMENT   RULE 12b-1      BEFORE          BEFORE          AFTER
SERIES                                                 FEES         FEES      REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               .85%         N/A           .08%(7)         .93%           .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                          .58%        .10%           .10%            .78%           .75%(10)
VIP Growth Opportunities Portfolio(9)                   .58%        .10%           .11%            .79%           .78%(10)
VIP Growth Portfolio(9)                                 .58%        .10%           .09%            .77%           .75%(10)
----------------------------------------------------------------------------------------------------------------------------

7  Included in "Other Expenses" is 0.01% of interest expense.
8 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
9 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
10 A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.

TF591                                                                Page 1 of 3

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

[diamond] Fred Alger Management, Inc.                           [diamond] Fidelity Management & Research Company
          o Alger American Leveraged AllCap Portfolio                     o VIP Contrafund(R) Portfolio
                                                                          o VIP Growth Opportunities Portfolio
                                                                          o VIP Growth Portfolio


TF591                                                                Page 2 of 3

================================================================================
IN APPENDIX A, THE "GLOSSARY OF SPECIAL TERMS" SECTION OF YOUR PROSPECTUS, THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING IS ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX B:

---------------------------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                              INCEPTION DATE   1 YEAR       5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio...............   1/25/95       76.33%         N/A         N/A         45.30%
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio.............................   11/3/97       22.84%         N/A         N/A         23.38%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio......................   11/3/97        3.05%         N/A         N/A         13.81%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio....................................   11/3/97       35.88%         N/A         N/A         34.05%
----------------------------------------------------------------------------------------------------------------------------


                               ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
                                SERIES                                     1996        1997         1998         1999
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio.............................    12.04%      19.68%       57.83%       78.06%
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio...........................................     N/A          N/A        29.94%       24.15%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio....................................     N/A          N/A        24.51%        4.18%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio..................................................     N/A          N/A        39.38%       37.29%
----------------------------------------------------------------------------------------------------------------------------

================================================================================




         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF591                                                                Page 3 of 3

                                                                     [VERSION C]


                        PHOENIX LIFE AND ANNUITY COMPANY
                            PHOENIX LIFE AND ANNUITY
                         VARIABLE UNIVERSAL LIFE ACCOUNT

                              EXECUTIVE BENEFIT VUL

          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS SHOULD BE ADDED TO THE FIRST PAGE OF YOUR
PROSPECTUS:

THE ALGER AMERICAN FUND                                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                 ---------------------------------------
 MANAGED BY FRED ALGER MANAGEMENT, INC.                  MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
  [Diamond] Alger American Leveraged AllCap Portfolio     [Diamond] VIP Contrafund(R) Portfolio
                                                          [Diamond] VIP Growth Opportunities Portfolio
                                                          [Diamond] VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "FUND ANNUAL EXPENSES" CHART IN
PART I OF THE PROSPECTUS:

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
============================================================================================================================
                                                                            OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
                                                    MANAGEMENT  RULE 12b-1      BEFORE          BEFORE          AFTER
SERIES                                                 FEES       FEES      REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               .85%        N/A           .08%(7)         .93%             .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                          .58%        .10%          .10%            .78%             .75%(10)
VIP Growth Opportunities Portfolio(9)                   .58%        .10%          .11%            .79%             .78%(10)
VIP Growth Portfolio(9)                                 .58%        .10%          .09%            .77%             .75%(10)
============================================================================================================================

7    Included in "Other Expenses" is 0.01% of interest expense.
8 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
9 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
10 A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.

TF 601                                                               Page 1 of 3

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o Investing in domestic and foreign issuers.
     o Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================

IN THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS, ADD THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS:


[diamond] Fred Alger Management, Inc.                     [diamond] Fidelity Management & Research Company
          o  Alger American Leveraged AllCap Portfolio              o  VIP Contrafund(R) Portfolio
                                                                    o  VIP Growth Opportunities Portfolio
                                                                    o  VIP Growth Portfolio

TF 601                                                               Page 2 of 3

================================================================================

IN APPENDIX A, THE "GLOSSARY OF SPECIAL TERMS" SECTION OF YOUR PROSPECTUS, THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWINGS:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX B:

=============================================================================================================================
                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
=============================================================================================================================
                                                                                                                  SINCE
 SUBACCOUNT                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS     INCEPTION
=============================================================================================================================
 Alger American Leveraged AllCap Portfolio...............    1/25/95       76.51%        N/A          N/A          45.45%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio..............................   11/3/97       22.97%        N/A          N/A          23.50%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio......................    11/3/97        3.15%        N/A          N/A          13.92%
-----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio....................................    11/3/97       36.01%        N/A          N/A          34.18%
=============================================================================================================================

                               ANNUAL TOTAL RETURN
=============================================================================================================================
                                SERIES                                      1996        1997         1998          1999
=============================================================================================================================
  Alger American Leveraged AllCap Portfolio.............................   12.04%      19.68%       57.83%         78.06%
 ----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio............................................    N/A         N/A        29.94%         24.15%
 ----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio....................................     N/A         N/A        24.51%          4.18%
 ----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio..................................................     N/A         N/A        39.38%         37.29%
=============================================================================================================================

=============================================================================================================================

         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF 601                                                               Page 3 of 3